Income Taxes - Domestic (Ireland) and Foreign Components of Pre-Tax Loss (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Loss before income taxes	$ (10,146)	$ (3,036)	$ (26,907)	$ (11,454)
Predecessor Company
Foreign					$ (16,803)	$ (12,576)
Domestic (Ireland)					(2,406)	(1,110)
Loss before income taxes					$ (19,209)	$ (13,686)